Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial Liabilities
Schedule of financial liabilities

	Thousands of Euros
Financial liabilities	31/12/2020	31/12/2019
Non-current obligations (a)	2,675,000	2,675,000
Senior secured debt (b)	3,335,415	3,551,300
Other loans (b)	183,771	216,686
Other non-current financial liabilities (d)	10,272	59,981
Non-current lease liabilities (note 9)	690,857	696,285
Loan transaction costs	(293,215)	(353,184)
Total non-current financial liabilities	6,602,100	6,846,068
Current obligations (a)	125,843	111,378
Senior secured debt (b)	34,035	35,872
Other loans (b)	170,730	184,164
Other current financial liabilities (d)	105,041	41,768
Current lease liabilities (note 9)	42,642	44,405
Loan transaction costs	(53,679)	(56,275)
Total current financial liabilities	424,612	361,312

Schedule of details of movement in the Senior Unsecured Notes

	Thousands of Euros
	Opening outstanding		Closing outstanding
	balance 01/01/19	Refinancing	balance 31/12/19
Senior Unsecured Notes (nominal amount)	1,000,000	—	1,000,000
Senior Secured Notes (nominal amount)	—	1,675,000	1,675,000
Total	1,000,000	1,675,000	2,675,000

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

31/12/2019
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/19	04/05/20	3,000	5.00%	103,122	(1,170)	(1,686)

31/12/2020
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	04/05/20	04/05/21	3,000	3.00%	116,352	(3,612)	(1,118)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2020		31/12/2019
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,332,800	1,360,000	1,346,400
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,227,171	2,002,615	2,227,171	2,204,900

Total senior debt					3,587,171	3,335,415	3,587,171	3,551,300

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	42,500	100,000	53,125
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	63,750	85,000	74,375
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	74,375	85,000	85,000

Total EIB Loan					270,000	180,625	270,000	212,500

Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	817,394	—	445,434	—

Total Revolving Credit					817,394	—	445,434	—

Other non-current loans	Euros	1.93%	21/11/2014	30/09/2024	10,000	3,146	10,000	4,186
Loan transaction costs					—	(223,944)	—	(266,214)

Non-current loans and borrowings					4,684,565	3,295,242	4,312,605	3,501,772

					Thousands of Euros
					31/12/2020		31/12/2019
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,600	(*)	13,600
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	20,435	(*)	22,271

Total senior debt					—	34,035	—	35,871

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	10,625

Total EIB Loan					—	31,875	—	21,250
Other current loans		0.10% - 4.06%			241,895	138,855	239,782	162,914
Loan transaction costs					—	(35,209)	—	(34,068)

Current loans and borrowings					241,895	169,556	239,782	185,967

(*) See amount granted under non-current debt

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2020	31/12/2019
Maturity at:
Up to one year	105,041	41,768
Two years	3,945	50,585
Three years	1,976	2,977
Four years	1,580	1,870
Five years	1,141	1,420
Over five years	1,630	3,129
	115,313	101,749

Schedule of changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2019	1,102,978	5,165,765	12,885	95,217	6,376,845
New financing	1,778,218	(1,522,466)	—	12,249	268,001
Refunds	(100,215)	(145,261)	(73,785)	(8,152)	(327,413)
Bear of interests	37,095	171,535	34,558	1,166	244,354
Other movements (note 2)	(108,874)	24,121	761,682	—	676,929
Collection / Payment of interests	(32,000)	(204,179)	—	—	(236,179)
Business combination (note 3)	—	10,233	—	—	10,233
Foreign exchange differences	—	187,991	5,350	1,269	194,610
Balance at December 31, 2019	2,677,202	3,687,739	740,690	101,749	7,207,380
New financing	116,352	—	—	—	116,352
Refunds	(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Bear of interests	81,880	124,840	35,084	2,073	243,877
Other movements	—	(10,468)	88,867	4,837	83,236
Collection / Payment of interests	(60,355)	(95,433)	—	—	(155,788)
Business combination (note 3)	—	—	—	34,778	34,778
Foreign exchange differences	—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at December 31, 2020	2,709,515	3,468,385	733,499	115,313	7,026,712

Senior Debt Tranche B Maturity in 2027
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2020 are as follows:

	US Tranche B			Tranche B in Euros
		Amortization in thousands	Amortization in		Amortization in
Maturity	Currency	of US Dollars	thousands of Euros	Currency	thousands of Euros

2021	US Dollars	25,000	20,435	Euros	13,600
2022	US Dollars	25,000	20,435	Euros	13,600
2023	US Dollars	25,000	20,435	Euros	13,600
2024	US Dollars	25,000	20,435	Euros	13,600
2025	US Dollars	25,000	20,435	Euros	13,600
2026	US Dollars	25,000	20,435	Euros	13,600
2027	US Dollars	2,325,000	1,900,441	Euros	1,264,800
Total	US Dollars	2,475,000	2,023,051	Euros	1,346,400